Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Schedule of trade and other payables
	December 31, 2022	December 31, 2021
	$	$
Trade payables	2,760,002	2,995,726
Accrued liabilities (i)	4,348,417	4,455,346
Other payables	-	59,699
	7,108,419	7,510,771

Schedule of accrued liabilities
	December 31, 2022	December 31, 2021
	$	$
External research and development fees	3,531,996	3,062,844
Operational expenses	92,783	412,008
Professional and other fees	314,445	570,193
Accrued interest	409,193	364,275
Severance	-	46,026
	4,348,417	4,455,346